Shareholders' Equity - Additional Information (Detail) - USD ($)					3 Months Ended	9 Months Ended
	Apr. 28, 2021	Dec. 17, 2020	Nov. 10, 2020	Oct. 28, 2020	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 15, 2020	Oct. 15, 2020
Preference shares authorized					5,000,000	5,000,000
Preference shares par value					$ 0.0001	$ 0.0001
Preference shares issued					0	0
Preference shares outstanding					0	0
Ordinary shares subject to possible redemption							37,375,000	37,375,000
Over-Allotment Option [Member]
Stock issued during the period shares					4,875,000	4,875,000
Common Class A [Member]
Ordinary shares authorized					500,000,000	500,000,000
Ordinary shares par value	$ 0.0001				$ 0.0001	$ 0.0001
Ordinary shares issued					0	0
Ordinary shares subject to possible redemption		37,375,000			37,375,000	37,375,000
Voting rights						one
Conversion basis	one-for-one
Common Class A [Member] | Over-Allotment Option [Member]
Ordinary shares issued					37,375,000
Stock issued during the period shares		4,875,000
Common Class A [Member] | Sponsor [Member]
Ordinary shares issued					37,375,000
Founder Shares [Member]
Ordinary shares authorized					50,000,000	50,000,000
Founder shares outstanding			9,343,750
Founder Shares [Member] | Underwriters [Member] | Over-Allotment Option [Member]
Founder shares outstanding			1,218,750						0
Founder Shares [Member] | Sponsor [Member]
Stock issued during the period shares				10,062,500
Founder shares surrendered shares			718,750
Founder Shares surrendered shares, Value			$ 0
Founder Shares [Member] | Sponsor [Member] | Over-Allotment Option [Member]
Founder shares outstanding			1,218,750
Founder Shares [Member] | Common Class A [Member]
Voting rights					one
Percentage of conversion					20.00%	20.00%
Conversion basis					one to one	one to one
Common Stock [Member]
Percentage of issued and outstanding ordinary shares owned by initial shareholders			20.00%
Common Stock [Member] | Common Class A [Member]
Founder shares outstanding					0					0